VIA EDGAR

October 11, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Metropolitan West Funds

 File Nos. 333-18737, 811-07989

To the Staff of the Commission:

On behalf of Metropolitan West Funds (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the prospectuses for the Class M and Class I shares of the Metropolitan West Unconstrained Bond Fund, a series of the Trust (the “Fund”), filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) on September 30, 2011, which are incorporated by reference into this Rule 497 filing. This 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund.

Should you have any questions, please contact the undersigned at (213) 244-0585.

Respectfully submitted,

/s/ David S. DeVito

David S. DeVito

Chief Financial Officer